Prepayments and Premiums Under Operating Leases (Details) - Schedule of prepayments and premiums under operating leases - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayments and premiums under operating leases [Abstract]
Beginning balance, At January 1	$ 2,419,900	$ 2,336,471
additions for the year	3,411	21,739
charge for the year	(81,474)	(94,699)
translation adjustment	65,572	156,389
Ending balance, At December 31	$ 2,407,409	$ 2,419,900